Note 6 - Commitments	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Commitments Disclosure [Text Block]
6.	Commitments

Operating Lease

We lease approximately
8,400
square feet of office and laboratory space pursuant to an operating lease which expires on
December 31, 2022.
Rent expense for the years ended
December 31, 2021
and
2020
was
$166,242
and
$166,577,
respectively. Future minimum lease payments total
$176,356
in
2022,
although the lease
may
be terminated at any time by either party with
ninety
days written notice.

License Agreements

We have entered into license agreements with City of Hope, PNP Therapeutics, Inc., University of Alabama at Birmingham, Southern Research Institute, Emory University, and with the U.S. Department of Health and Human Services (HHS), as represented by National Institute of Allergy and Infectious Diseases (NIAID), an institute of the National Institutes of Health (NIH), for various technologies and patent rights associated with our product development activities. These agreements may
contain provisions for upfront payments, milestone fees due upon the achievement of selected development and regulatory events, minimum annual royalties or other fees, and royalties based on future net sales. Aggregate unrecorded future minimum payments under these agreements (excluding milestone and royalty payments due upon contingent future events, and assuming neither party terminates the agreements) are approximately
$174,000
in
2022,
$128,000
in
2023,
$128,000
in
2024,
$28,000
in
2025
and
$28,000
in
2026.

Other Commitments

In the normal course of business, we enter into various firm purchase commitments related to production and testing of our vaccine, conduct of research studies, and other activities. As of
December 31, 2021,
there were approximately
$407,000
of unrecorded outstanding purchase commitments to our vendors and subcontractors, which we expect will be due in
2022.